Investments (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Investment [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	80.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	93.00%
Other than temporary impairment charges	$ 51	$ 11	$ 3
Average life of ABS	5 years
Average life of MBS	4 years
Investment management charges (are less than in 2014)	$ 6		4
Residential Mortgage Backed Securities [Member]
Investment [Line Items]
Non-credit related portion of other-than-temporary impairment charges taken for securities still owned	160	167
Fixed maturities, Gross Unrealized, Losses	(6)	(9)
Other than temporary impairment charges	4
Corporate bonds [Member]
Investment [Line Items]
Other than temporary impairment charges	23
Securities with non-credit other-than-temporary impairment charges [Member]
Investment [Line Items]
Gross Unrealized, Gains	104	115
Gross Unrealized, Losses	(5)	(6)
Fixed maturities [Member]
Investment [Line Items]
Fixed maturities, Gross Unrealized, Losses	$ (321)	(61)
Number of available for sale securities in an unrealized loss position | security	1,078
Other than temporary impairment charges	$ 28	8	$ 4
Common stocks [Member]
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	48
Other than temporary impairment charges	$ 36
Equity securities, Gross Unrealized, Losses	(35)	(6)
Preferred stocks [Member]
Investment [Line Items]
Equity securities, Gross Unrealized, Losses	$ 0	0
Maximum [Member]
Investment [Line Items]
Investment management charges (are less than in 2014)		$ 1
Number of available for sale securities in an unrealized loss position for twelve months or longer [Member] | Common stocks [Member]
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	0